LKCM FUNDS
                                  P.O. BOX 701
                            MILWAUKEE, WI 53201-0701
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES
J. Luther King, Jr., CFA  Jacqui Brownfield
Chairman of the Board,    Secretary & Treasurer
President
Paul W. Greenwell         Joseph C. Neuberger
Vice President            Assistant Treasurer
H. Kirk Downey            Mary S. Kraft
Trustee                   Assistant Secretary
Earle A. Shields, Jr.     Robert Kern
Trustee                   Assistant Secretary
--------------------------------------------------------------------------------

INVESTMENT ADVISER
   Luther King Capital Management Corporation
   301 Commerce Street, Suite 1600
   Fort Worth, TX 76102
--------------------------------------------------------------------------------

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
PAYING AGENT, SHAREHOLDER SERVICING
AGENT & CUSTODIAN
   Firstar Trust Company
   P.O. Box 701
   Milwaukee, WI 53201-0701
--------------------------------------------------------------------------------

LEGAL COUNSEL
   Gardere & Wynne
   3000 Thanksgiving Tower
   Dallas, TX 75201
   Kirkpatrick & Lockhart LLP
   1800 Massachusetts Avenue, N.W.
   2nd Floor
   Washington, D.C. 20036-1800
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS
   Deloitte & Touche LLP
   411 East Wisconsin Avenue
   Milwaukee, WI 53202
--------------------------------------------------------------------------------

DISTRIBUTOR
   First Data Distributors, Inc.
   4400 Computer Drive
   Westboro, MA 01581
--------------------------------------------------------------------------------

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

                                      LKCM
                                      FUNDS

--------------------------------------------------------------------------------
                           LKCM SMALL CAP EQUITY FUND
                                LKCM EQUITY FUND
                               LKCM BALANCED FUND
                             LKCM FIXED INCOME FUND
                             LKCM INTERNATIONAL FUND

                               Semi-Annual Report
                                  June 30, 1998

                                    LKCM FUNDS
DEAR FELLOW SHAREHOLDERS:
We are pleased to report the following performance information for the LKCM
Funds:

                                                                                                              AVERAGE
                                                                                              SIX MONTH        ANNUAL
                                                                                                  TOTAL         TOTAL
                                                                            NET ASSET            RETURN        RETURN
                                                             INCEPTION       VALUE AT             ENDED         SINCE
FUNDS                                                            DATES        6/30/98           6/30/98(1)  INCEPTION
LKCM Equity Fund                                               1/3/96         $ 14.75            11.91%        21.26%
  S&P 500                                                                                        17.71%        30.15%
LKCM Small Cap Equity Fund                                     7/14/94        $ 17.44             3.26%        22.13%
  Russell 2000                                                                                    4.93%        19.11%
  S&P 500                                                                                        17.71%        28.84%
LKCM International Fund                                       12/30/97        $ 10.92             9.20%         9.20%
  EAFE Index*                                                                                    15.93%        15.93%
LKCM Balanced Fund                                            12/30/97        $ 10.58             6.94%         6.94%
  S&P 500                                                                                        17.71%        17.71%
  Lehman Bond Index**                                                                             3.47%         3.47%
LKCM Fixed Income Fund                                        12/30/97        $ 10.11             3.08%         3.08%

  Lehman Bond Index**                                                                             3.47%         3.47%
* Morgan Stanley Capital International Europe, Australasia, Far East Index
**Lehman Brothers Intermediate Government/Corporate Bond Index
(1) Not annualized

     The stock market, as measured by the bellwether indices - the Standard and Poor's 500 Index (S&P 500) and the Dow Jones Industrial Average, continued to march higher in the first half of 1998. However, the six-month period exhibited two different trading environments. During the first quarter, the stock market advance was broad-based, driven by strength in the domestic economy, low inflation, and stable bond yields. Robust capital flows into U.S. stocks, which included heavy mutual fund buying, persistent share repurchases, and a record level of foreign participation, also played a dramatic role in pushing stocks higher. The second quarter experienced more modest gains by the popular indices but the stocks of small and mid-sized companies, in many instances, recorded losses. In fact, the year-to-date performance differential between the S&P 500's 50 largest companies and the next 450 was among the most extreme of the last five decades. In large part and for a number of reasons, the strong capital flows into U.S. stocks have been attracted to the liquidity of large company stocks. Bond yields declined moderately across the yield curve over the first half of the year, but here again, first and second quarter performance differed as short-term interest rates fell in the first quarter and long-term interest rates caught up in the second quarter.
     The LKCM Equity Fund is managed to provide long-term capital appreciation via investment primarily in common stocks of mid-sized and large companies. The LKCM Equity Fund posted a very attractive absolute total return in the first half of 1998 despite being outpaced by its benchmark index, the S&P 500. The Fund's performance was primarily impacted by two factors during the period. First, our focus on both risk as well as reward, through a conscious valuation discipline, capped some of the upside. Second, while the Fund selectively owned a number of large-cap stocks, we continued to dedicate a material portion of Fund assets to shares of mid-sized companies, which appeared to offer a better reward/risk trade-off. As of June 30, 1998, the Fund had over-weight positions in the Energy sector (11.8%) and the strong performing Health Care sector (15.3%) when compared to the S&P 500. As of June 30, 1998, the total net assets of the portfolio were $40,738,568 with 90.2% of net assets invested in common stocks and 9.8% in cash reserves net of liabilities. As we evaluate the investment opportunities going forward, the LKCM Equity Fund appears well positioned with a mix of investments in the common stocks of larger companies with strong free cash flow but at reasonable valuations and medium-sized companies with niche growth opportunities.
     The LKCM Small Cap Fund is managed to maximize capital appreciation through investment primarily in common stocks of smaller companies. After three strong years in which the Fund exceeded its benchmark, the Russell 2000, by generating 20%+ annual returns, the Fund modestly trailed its bogey in the first half of 1998. Over the years, the Fund's outstanding performance has been driven by investment in shares of niche companies, purchased at reasonable prices, which possessed a unique potential to grow their businesses at above-average returns on invested capital. During the first half of 1998, an over-weight position in the Energy sector (9.5%) and an under-weight position in the Technology sector (4.7%) had a material impact on short-term performance. As of June 30, 1998, total net assets of the portfolio were $284,250,962 with 84.0% of net assets invested in common and preferred stocks and 16.0% in cash reserves net of liabilities. The LKCM Small Cap Fund, primarily composed of the compellingly-valued common stocks of niche companies with attractive growth prospects, is solidly positioned to enter the second half of 1998.
     The LKCM International Fund seeks absolute returns through the active management of the International Equity markets, with a focus on mid/large cap stocks. The Fund combines a geopolitical approach (avoiding risk) with a detailed bottom up search for quality companies. The portfolio has been heavily weighted toward Europe (average 91% of equity only) notably France, Italy and UK as TT International (TTI) believes that Asia remains unsafe. In addition, the situation in Japan is also difficult with consumer confidence at a very low level and even the new Prime Minister seemingly unable to change policy. In Europe the benign political environment combined with low interest rates has and will continue to provide good opportunities on a stock specific basis. The Fund has seen significant growth in the last six months and now has assets of over $50 million; in a rising market the effect of this cash flow has been the main cause of the underperformance. Looking ahead, while TTI remains confident about the long term prospects for Europe, they also expect volatility brought about by further concerns in Asia/Japan and a possible pull back in the U.S. from which Europe will not be immune.
     The LKCM Balanced Fund is managed using a total return approach, which emphasizes capital appreciation, income generation, and protection against excessive volatility. In order to attain the desired reward/risk profile, the Fund invests in a blend of common stocks, convertible securities, government and corporate bonds, and cash. As expected, the Fund's performance fell between that of the S&P 500 and the Lehman Brothers Intermediate Government/Corporate Bond Index. Given the strength in the stock market during the first half of the year, the portfolio's equity investments provided the lion's share of the total return during the first six months of 1998. The portfolio's bond investments generated significant investment income and are an important part of managing volatility. In fact, the fixed income component of the portfolio did serve to dampen volatility in the more difficult equity market of the second quarter. As of June 30, 1998, total net assets were $1,515,982 with 59.6% invested in common stocks, 6.5% in convertible securities, 25.3% in corporate bonds, 5.2% in U.S. Treasury obligations, and 3.5% in cash reserves net of liabilities. The "total return" philosophy of controlling risk via a blend of asset classes remains an attractive investment alternative for most market environments.
     The LKCM Fixed Income Fund emphasizes current income and capital preservation. The Fund's strategy is to invest in a combination of noncallable bonds for their offensive characteristics and callable bonds as defensive investments in order to create a high quality, low volatility, intermediate maturity portfolio. The Fund modestly trailed its bogey, the Lehman Brothers Intermediate Government/Corporate Bond Index, during the first half of 1998 due primarily to timing issues related to securities purchases at the inception of the Fund. We have relied upon our internal research capabilities in order to identify corporate bonds with strong credit profiles and attractive yields. The average effective maturity of the Fund at the end of the second quarter was approximately 4.7 years and the average quality was AA. As of June 30, 1998, total net assets were $10,574,033 and the asset mix was 59.0% in corporate bonds, 35.5% in U.S. Treasury Notes, and 5.5% in cash and cash equivalents. The portfolio is well positioned to benefit from the current environment of low inflation and continued economic growth.
     As we enter the second half of 1998, a number of positive factors remain in place for the equity market including strong cash flows into mutual funds, stable to falling interest rates, favorable demographics, a high level of merger activity, improving productivity, and robust corporate share repurchases. However, we remain guarded about the high level of valuations relative to historical standards, the threat to corporate profit margins as economic growth slows, and the few number of stocks participating in the most recent stock market advance. We remain sanguine about the direction of interest rates but we have identified a number of "wild cards" that inject some uncertainty into our outlook for flat to slightly lower interest rates. After balancing the positives and negatives facing the equity market, we expect stock market returns to revert back to the historical average of 8% to 10% total returns (including dividends) laced with intermittent corrections and greater volatility. Interestingly, despite our valuation concerns regarding the overall market environment, our investment team continues to discover attractive investment opportunities. Overall, the environment we foresee is favorable for firms that intensely focus on the merits of individual stocks and the nearly twenty-year investment heritage of LKCM prepares us well for such an environment.

Regards,




J. Luther King, Jr., CFA
July 29, 1998

                           LKCM SMALL CAP EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCKS - 83.91%              SHARES        VALUE
--------------------------------------------------------------------------------
BASIC RESOURCES - 2.34%
   Longview Fibre Company          124,500  $ 1,774,125
   Reliance Steel & Aluminum
     Company                        75,000    2,896,875
   Titanium Metals Corporation #    90,000    1,985,625
                                            -----------
                                              6,656,625
                                            -----------

CONSUMER & COMMERCIAL SERVICES - 7.10%
   Carmike Cinemas, Inc. - Class A #91,700    2,470,169
   G & K Services Inc. - Class A    65,000    2,835,625
   La Quinta Inns, Inc.            200,000    4,225,000
   Mac-Gray Corporation #           50,000      637,500
   Media Arts Group, Inc. #         40,000      770,000
   ResortQuest International, Inc. #70,000    1,141,875
   Romac International, Inc. #     196,619    5,972,302
   U.S. Filter Corporation #        76,000    2,132,750
                                            -----------
                                             20,185,221
                                            -----------

CONSUMER DURABLES - 4.30%
   Centex Corporation              100,000    3,775,000
   CompX International, Inc. #      75,000    1,621,875
   International Comfort Products
     Corporation #                 150,000    1,818,750
   Kevco, Inc. #                    50,300    1,109,743
   Lawson Products, Inc.            65,100    1,676,325
   Steelcase Inc.                   85,000    2,210,000
                                            -----------
                                             12,211,693
                                            -----------

EDUCATION - 2.34%
   Career Education Corporation #   60,000    1,470,000
   Computer Learning Center, Inc. #110,000    2,736,250
   ITT Educational Services, Inc. # 76,050    2,452,612
                                            -----------
                                              6,658,862
                                            -----------

ENERGY - 9.47%
   Bayard Drilling
     Technologies, Inc. #          128,000    1,040,000
   Tom Brown, Inc. #                83,000    1,561,437
   Carbo Ceramics, Inc.             40,000    1,365,000
   Dril-Quip, Inc. #                36,000      945,000
   Encal Energy Ltd. (1)           487,500    1,823,307
   HS Resources, Inc. #            110,000    1,601,875
   ICO, Inc.                       549,300    2,368,856
   Input/Output, Inc. #             95,000    1,692,187
   IRI International Corporation # 100,000    1,075,000

--------------------------------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
--------------------------------------------------------------------------------
ENERGY -  (CONTINUED)
   Meridian Resource Corporation # 154,480  $ 1,091,015
   Noble Affiliates, Inc.           97,000    3,686,000
   Seagull Energy Corporation #     65,000    1,076,562
   Snyder Oil Corporation          135,000    2,691,563
   Tidewater, Inc.                  46,133    1,522,389
   Titan Exploration, Inc. #       100,000      887,500
   Trico Marine Services, Inc. #    90,000    1,231,875
   Varco International, Inc. #      64,000    1,268,000
                                            -----------
                                             26,927,566
                                            -----------

FINANCIAL SERVICES - 12.54%
   AmeriCredit Corporation #        30,000    1,070,625
   AmerUs Life Holdings,
     Inc. - Class A                117,412    3,801,214
   Atlantic Gulf Communities
     Corporation #                 124,762      257,322
   E.W. Blanch Holdings, Inc.      124,000    4,557,000
   Chartwell Re Corporation         40,000    1,177,500
   CNA Surety Corporation #        210,000    3,097,500
   Crawford & Company - Class A     36,300      680,625
   Cullen/Frost Bankers, Inc.       81,000    4,394,250
   First Colorado Bancorp, Inc.    150,000    4,162,500
   First United Bancshares, Inc.    38,000    1,857,250
   First Victoria National Bank     19,000      764,750
   INSpire Insurance
     Solutions, Inc. #              50,000    1,662,500
   Onyx Acceptance Corporation #    49,200      442,800
   PawnMart, Inc. #                 50,000      175,000
   Sterling Bancorp                116,000    3,016,000
   Texas Regional Bancshares, Inc. 138,000    4,519,500
                                            -----------
                                             35,636,336
                                            -----------

FOOD, TOBACCO & OTHER - 0.52%
   Suiza Foods Corporation #        25,000    1,492,188
                                            -----------

HEALTH CARE - 9.05%
   Cholestech Corporation #         90,000      607,500
   Diagnostic Health
     Services, Inc. #              140,000    1,207,500
   Jones Medical Industries, Inc.   75,000    2,484,375
   Maxxim Medical, Inc. #          179,400    5,202,600
   Patterson Dental Company #      125,250    4,587,281
   Prime Medical Services, Inc. #  150,000    1,406,250
   ProMedCo Management
     Company #                     105,000    1,076,250
   R.P. Scherer Corporation #       45,300    4,014,713

--------------------------------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH CARE - (CONTINUED)
   Somnus Medical
     Technologies, Inc. #          147,500  $ 1,207,656
   Sybron International
     Corporation #                 155,000    3,913,750
                                            -----------
                                             25,707,875
                                            -----------

HEAVY INDUSTRY / TRANSPORTATION - 6.82%
   Covenant Transport,
     Inc. - Class A #               90,000    1,755,000
   EVI Weatherford Inc. #           19,000      705,375
   Genesee & Wyoming, Inc. #        90,500    1,719,500
   Kirby Corporation #             280,000    7,070,000
   RailAmerica, Inc. #             375,000    2,296,875
   RailTex, Inc. #                  80,000    1,060,000
   Swift Transportation Co., Inc. #135,000    2,674,688
   TJ International, Inc.           70,000    2,108,750
                                            -----------
                                             19,390,188
                                            -----------

MANUFACTURING - 7.62%
   Blount International,
     Inc. - Class A                200,000    5,700,000
   Chart Industries, Inc.           92,700    2,213,213
   Happy Kids, Inc. #              110,200    1,515,250
   Justin Industries, Inc.         320,000    5,160,000
   Lindsay Manufacturing Company   165,000    4,475,625
   Scott Technologies,
     Inc. - Class A #              177,000    2,588,625
                                            -----------
                                             21,652,713
                                            -----------

PUBLISHING & BROADCASTING - 2.92%
   A.H. Belo Corporation -
     Common Series A               160,000    3,900,000
   Harte-Hanks, Inc.               170,000    4,388,125
                                            -----------
                                              8,288,125
                                            -----------

REAL ESTATE INVESTMENT TRUSTS - 3.03%
   Boykin Lodging Company           77,000    1,669,937
   Brandywine Realty Trust          85,000    1,901,875
   Crescent Real Estate
     Equities Trust                 62,000    2,084,750
   Prentiss Properties Trust        75,000    1,823,438
   Prime Group Realty Trust         15,000      256,875
   Storage USA, Inc.                25,000      875,000
                                            -----------
                                              8,611,875
                                            -----------

--------------------------------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
--------------------------------------------------------------------------------
RETAIL - 8.20%
   Boise Cascade Office
     Products Corporation #        120,000  $ 1,860,000
   The Bombay Company, Inc. #      100,000      475,000
   Borders Group, Inc. #           140,000    5,180,000
   Party City Corporation #         70,000    2,056,250
   PETsMART, Inc. #                100,000    1,000,000
   Pier 1 Imports, Inc.            165,000    3,939,375
   Play By Play Toy &
      Novelties, Inc. #            215,000    2,217,188
   Proffitt's, Inc. #               40,000    1,615,000
   Taco Cabana, Inc. - Class A #   190,100    1,200,006
   Tractor Supply Company #        115,000    2,860,625
   White Cap Industries, Inc. #     50,000      900,000
                                            -----------
                                             23,303,444
                                            -----------

TECHNOLOGY - 4.65%
   Bell & Howell Company #         100,000    2,581,250
   Dallas Semiconductor
     Corporation                    52,500    1,627,500
   Dunn Computer Corporation #     114,000      940,500
   Intellicall, Inc. #             100,000      393,750
   Intelligent Polymers Limited #  150,000    3,112,500
   Kent Electronics Corporation #  135,900    2,488,669
   RadiSys Corporation #            30,000      645,000
   Telelec #                        32,000    1,432,000
                                            -----------
                                             13,221,169
                                            -----------

TELECOMMUNICATIONS - 3.01%
   ITC DeltaCom, Inc. #             60,000    2,564,063
   IXC Communication, Inc. #         5,000      242,500
   Metrocall, Inc. #               252,450    1,530,478
   MetroNet Communications
     Corporation - Class B #        85,000    2,401,250
   PageMart Wireless, Inc. -
     Class A #                     200,000    1,812,500
                                            -----------
                                              8,550,791
                                            -----------

TOTAL COMMON STOCK
   (cost $181,301,022 )                     238,494,671
                                            -----------

--------------------------------------------------------------------------------
PREFERRED STOCK - 0.09%             SHARES        VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 0.09%
   Atlantic Gulf Communities
     Corporation # @*(2)             4,221   $   42,210
   Atlantic Gulf Communities
     Corporation # @*               21,796      215,344
                                            -----------
   TOTAL PREFERRED STOCK
  (cost $295,233)                               257,554
                                            -----------
--------------------------------------------------------------------------------
WARRANTS - 0.02%
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 0.02%
   Atlantic Gulf Communities
     Corporation - Class A # @*     17,345        1,041
   Atlantic Gulf Communities
     Corporation - Class B # @*     17,345        1,041
   Atlantic Gulf Communities
     Corporation - Class C # @*     17,344        1,041
   PawnMart, Inc. - Class A,
     expires 3/11/2003 #            50,000       35,937
   PawnMart, Inc. - Class B,
     expires 3/11/2004 #            50,000       18,750
                                            -----------
   TOTAL WARRANTS
     (cost $10,848)                              57,810
                                            -----------
--------------------------------------------------------------------------------
CASH EQUIVALENT - 16.20%         PRINCIPAL        VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 16.20%
   Firstar Bank Repo, 4.25%,
   dated 6/30/1998, due 7/01/1998,
   to be repurchased at $46,061,000
   collateralized by $45,295,000
   U.S. Treasury Note, 6.50%,
   due 4/30/1999, valued at
   $46,143,974
   (cost $46,061,000)         $ 46,061,000   46,061,000
                                            -----------

TOTAL INVESTMENTS - 100.22%
   (cost $227,668,103)                      284,871,035

Liabilities in excess of
     other assets - (0.22%)                   (620,073)
                                            -----------
Total net assets - 100.00%                 $284,250,962
                                           ============

# - Non-income producing security.
(1) Foreign Security.
(2) Each share represents one share of preferred stock and warrants to purchase two shares of common stock.
@ - Security issued as a private placement and is illiquid by virtue of the absence of a readily available market.
* - Security valued at fair value - See Note A to the financial statements.

See notes to the financial statements.

                                LKCM EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.19%              SHARES        VALUE
--------------------------------------------------------------------------------
BASIC RESOURCES - 4.75%
   ARCO Chemical Company            10,000   $  573,750
   du Pont (E.I.) de Nemours &
     Company                        14,000    1,044,750
   Willamette Industries, Inc.      10,000      320,000
                                            -----------
                                              1,938,500
                                            -----------

BERVERAGE & PERSONAL PRODUCTS - 6.87%
   Colgate-Palmolive Company        12,000    1,056,000
   Kimberly-Clark Corporation       20,000      917,500
   PepsiCo, Inc.                    20,000      823,750
                                            -----------
                                              2,797,250
                                            -----------

CONSUMER & COMMERCIAL SERVICES - 12.60%
   General Electric Company         10,000      910,000
   H&R Block, Inc.                  12,000      505,500
   Hilton Hotels Corporation        15,000      427,500
   Monsanto Company                 14,000      782,250
   Sherwin-Williams Company         26,000      861,250
   U.S. Filter Corporation #        30,000      841,875
   Waste Management, Inc.           23,000      805,000
                                            -----------
                                              5,133,375
                                            -----------

ENERGY - 11.83%
   Exxon Corporation                18,000    1,283,625
   Halliburton Company              20,000      891,250
   Mobil Corporation                12,000      919,500
   Noble Affiliates, Inc.           18,000      684,000
   Schlumberger, Limited             9,000      614,813
   Western Atlas, Inc. #             5,000      424,375
                                            -----------
                                              4,817,563
                                            -----------

FINANCIAL SERVICES - 8.94%
   American General Corporation     17,000    1,210,187
   C.I.T. Group, Inc. - Class A     27,000    1,012,500
   Cullen/Frost Bankers, Inc.       11,000      596,750
   Norwest Corporation              22,000      822,250
                                            -----------
                                              3,641,687
                                            -----------
--------------------------------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 15.29%
   Merck & Company, Inc.             8,000  $ 1,070,000
   Pfizer, Inc.                      7,000      760,813
   R.P. Scherer Corporation #       15,000    1,329,375
   Schering-Plough Corporation      16,000    1,466,000
   SmithKline Beecham PLC ADR       14,000      847,000
   Sybron International
     Corporation #                  30,000      757,500
                                            -----------
                                              6,230,688
                                            -----------

HEAVY INDUSTRY/TRANSPORTATION - 1.08%
   Providence And Worcest
     Railroad Company               30,000      438,750
                                            -----------

MANUFACTURING - 4.51%
   Blount International, Inc. -
     Class A                        34,000      969,000
   Corning, Inc.                    25,000      868,750
                                            -----------
                                              1,837,750
                                            -----------

PUBLISHING & BROADCASTING - 4.35%
   A.H. Belo Corporation -
     Common Series A                32,000      780,000
   Gannett Company, Inc.            14,000      994,875
                                            -----------
                                              1,774,875
                                            -----------

REAL ESTATE INVESTMENT TRUSTS - 1.07%
   Starwood Hotels & Resorts         9,000      434,813
                                            -----------

RETAIL - 6.18%
   Home Depot, Inc.                 17,000    1,412,062
   Saks Holdings, Inc. #            40,000    1,105,000
                                            -----------
                                              2,517,062
                                            -----------

TECHNOLOGY - 7.68%
   Cisco Systems, Inc. #            15,000    1,380,937
   Hewlett-Packard Company          16,000      958,000
   Motorola, Inc.                   15,000      788,438
                                            -----------
                                              3,127,375
                                            -----------
--------------------------------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 5.04%
   ALLTEL Corporation               15,000  $   697,500
   WorldCom, Inc. #                 28,000    1,356,250
                                            -----------
                                              2,053,750
                                            -----------

TOTAL COMMON STOCK
   (cost $25,996,493)                        36,743,438
                                            -----------

--------------------------------------------------------------------------------
CASH EQUIVALENT - 9.93%          PRINCIPAL        VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 9.93%
   Firstar Bank Repo, 4.25%,
     dated 6/30/1998, due 7/01/1998,
     to be repurchased at $4,043,000
     collateralized by $4,774,000
     Fannie Mae, 6.00%, due
     12/01/2009, valued at $4,123,510
     (cost $4,043,000)                      $ 4,043,000
                                            -----------

TOTAL INVESTMENTS - 100.12%
   (cost $30,039,493)                        40,786,438

Liabilities in excess of
    other assets - (0.12)%                      (47,870)
                                            -----------
Total net assets - 100.00%                  $40,738,568
                                            ===========

# - Non-income producing security.
ADR - American Depository Receipts.

See notes to the financial statements.

                               LKCM BALANCED FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 59.55%              SHARES        VALUE
--------------------------------------------------------------------------------
BASIC/DIVERSIFIED INDUSTRIAL - 8.26%
   du Pont (E.I.) de Nemours &
     Company                           200     $ 14,925
   Emerson Electric Company            300       18,112
   General Electric Company            200       18,200
   MacMillan Bloedel Limited         1,400       14,875
   Morton International, Inc           700       17,500
   St. Joe Corporation                 600       16,425
   Tyco International Limited          400       25,200
                                            -----------
                                                125,237
                                            -----------

BEVERAGE & PERSONAL PRODUCTS - 3.43%
   Colgate-Palmolive Company           200       17,600
   Kimberly-Clark Corporation          300       13,763
   PepsiCo, Inc.                       500       20,594
                                            -----------
                                                 51,957
                                            -----------

CONSUMER & COMMERCIAL SERVICES - 4.26%
   H&R Block, Inc.                     400       16,850
   Hilton Hotels Corporation           500       14,250
   Sherwin-Williams Company            500       16,563
   U.S. Filter Corporation #           600       16,837
                                            -----------
                                                 64,500
                                            -----------

EDUCATION - 2.13%
   ITT Educational Services, Inc.    1,000       32,250
                                            -----------

ENERGY - 6.07%
   Atlantic Richfield Company          200       15,625
   Baker Hughes Inc.                   200        6,912
   Exxon Corporation                   300       21,394
   Mobil Corporation                   250       19,156
   Schlumberger Limited                300       20,494
   Western Atlas Inc. #                100        8,488
                                            -----------
                                                 92,069
                                            -----------

FINANCIAL SERVICES - 9.48%
   AEGON N.V.                          201       17,386
   American General Corporation        300       21,356
   C.I.T. Group, Inc., Class A         600       22,500
   Compass Bancshares, Inc.            400       18,050
   First United Bancshares, Inc.       400       19,550
   Mellon Bank Corporation             300       20,888
   Waddell & Reed Financial, Inc. #  1,000       23,937
                                            -----------
                                                143,667
                                            -----------

--------------------------------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
--------------------------------------------------------------------------------
FOOD, TOBACCO & OTHER - 2.78%
   H.J. Heinz Company                  400    $  22,450
   Philip Morris Companies Inc.        500       19,688
                                            -----------
                                                 42,138
                                            -----------

HEALTH CARE - 8.55%
   American Home Products              400       20,700
   Covance, Inc.                       700       15,750
   Integrated Health Services, Inc.    400       15,000
   R.P. Scherer Corporation #          300       26,588
   Schering-Plough Corporation         200       18,324
   SmithKline Beecham PLC ADR          300       18,150
   Sybron International Corporation #  600       15,150
                                            -----------
                                                129,662
                                            -----------

PUBLISHING & BROADCASTING - 2.54%
   A.H. Belo Corporation,
     Common Series A                   800       19,500
   CBS Corporation                     600       19,050
                                            -----------
                                                 38,550
                                            -----------

REAL ESTATE INVESTMENT TRUSTS - 2.61%
   Crescent Real Estate Equities
     Company                           600       20,175
   Starwood Hotels & Resorts           400       19,325
                                            -----------
                                                 39,500
                                            -----------

RETAIL - 2.70%
   Saks Holdings, Inc. #               600       16,575
   Tandy Corporation                   500       26,531
                                            -----------
                                                 43,106
                                            -----------

TECHNOLOGY - 2.70%
   Cisco Systems, Inc.                 200       18,412
   Hewlett-Packard Company             200       11,975
   Motorola, Inc.                      200       10,513
                                            -----------
                                                 40,900
                                            -----------
TELECOMMUNICATIONS - 3.90%
   ALLTEL Corporation                  400       18,600
   Corning, Inc.                       300       10,425
   Telecom Corporation of
     New Zealand Limited               800       13,450
   WorldCom, Inc. #                    344       16,663
                                            -----------
                                                 59,138
                                            -----------

--------------------------------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (cost $828,599)                          $   902,674
                                            -----------

--------------------------------------------------------------------------------
CORPORATE BONDS - 25.28%         PRINCIPAL
--------------------------------------------------------------------------------
CONSUMER & COMMERCIAL SERVICES - 5.61%
   Bay Apartment Communities,
     6.25%, 1/15/2003             $ 25,000       24,799
   CapStar Hotel Corporation,
     Callable 10/15/2000,
     4.75%, 10/15/2004              25,000       20,562
   ITT Corporation,
     6.75%, 11/15/2005              15,000       14,396
   WMX Technologies,
     6.70%, 5/02/2001               25,000       25,251
                                            -----------
                                                 85,008
                                            -----------

ELECTRIC - 3.14%
   Florida Power & Light,
     Callable 7/17/1998,            25,000       26,042
     7.625%, 12/01/2012
   Old Domin Electric,
     Callable 12/01/2003,
     7.48%, 12/01/2013              20,000       21,566
                                            -----------
                                                 47,608
                                            -----------

ENVIRONMENT - 1.80%
   USA Waste Services, Inc.,
     Callable 2/01/2000,
     4.00%, 2/01/2002               22,000       27,335
                                            -----------

FINANCIAL SERVICES - 4.33%
   Associates Corp N.A.,
     6.25%, 9/15/2000               25,000       25,173
   Morgan Stanley Group,
     6.875%, 3/01/2007              15,000       15,525
   Sears Roebuck Acceptance
     Corporation,
     6.00%, 3/20/2003               25,000       24,975
                                            -----------
                                                 65,673
                                            -----------

FOOD, TOBACCO & OTHER - 1.71%
   Philip Morris Companies Inc.,
     7.50%, 1/15/2002               25,000       25,934
                                            -----------

--------------------------------------------------------------------------------
CORPORATE BONDS                  PRINCIPAL        VALUE
--------------------------------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION - 1.74%
   Union Pacific Railroad
     Corporation, Callable 7/31/1998,
     8.50%, 1/15/2017             $ 25,000    $  26,386
                                            -----------

MANUFACTURING - 3.02%
   Robbins & Myers, Inc.,
     Callable 9/01/1999,
     6.5%, 9/01/2003                16,000       20,320
   Thomas & Betts Corporation,
     6.5%, 1/15/2006                25,000       25,465
                                            -----------
                                                 45,785
                                            -----------

RETAIL - 2.22%
   Tandy Corporation,
     6.95%, 9/01/2007               25,000       26,003
   Toys R Us, Callable 7/31/1998,
     8.25%, 2/01/2017                7,000        7,543
                                            -----------
                                                 33,546
                                            -----------

TECHNOLOGY - 1.71%
   Oracle Corporation,
     6.91%, 2/15/2007               25,000       25,924
                                            -----------

TOTAL CORPORATE BONDS
   (cost $386,865)                              383,199
                                            -----------

--------------------------------------------------------------------------------
PREFERRED STOCK - 6.54%             SHARES
--------------------------------------------------------------------------------
   Merrill Lynch Strypes               400       29,000
   Microsoft Corporation               300       28,500
   Nextel Strypes Trust
     (acquired 3/04/1998,
     cost $15,565) r                   600       13,350
   Sinclair Broadcast Group            400       28,300
                                            -----------

TOTAL PREFERRED STOCK
   (cost $99,596)                                99,150
                                            -----------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 5.12% PRINCIPAL       VALUE
--------------------------------------------------------------------------------
U.S. Treasury Notes:
   6.50%, 5/31/2002               $ 25,000    $  25,836
   5.75%, 8/15/2003                 25,000       25,273
   6.50%, 10/15/2006                25,000       26,562
                                            -----------

TOTAL U.S. TREASURY OBLIGATIONS
   (cost $77,064)                                77,671
                                            -----------


TOTAL INVESTMENTS - 96.49%
   (cost $1,392,124)                          1,462,694

Other assets in excess of
  liabilities - 3.51%                            53,288
                                            -----------
Total net assets - 100.00%                  $ 1,515,982
                                            ===========

# - Non-income producing security.
ADR - American Depository Receipts.
r - Restricted security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

See notes to the financial statements.

                             LKCM FIXED INCOME FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
CORPORATE BONDS - 59.03%         PRINCIPAL        VALUE
--------------------------------------------------------------------------------
CHEMICALS - 3.06%
   M.A. Hanna Company,
     9.375%, 9/15/2003            $ 40,000    $  45,647
   Solutia, Inc.,
     6.50%, 10/15/2002             275,000      278,175
                                            -----------
                                                323,822
                                            -----------

CONSUMER & COMMERCIAL SERVICES - 8.91%
   ITT Corporation,
     6.75%, 11/15/2005             300,000      287,920
   Tyco International Group,
     6.375%, 6/15/2005             350,000      351,245
   WMX Technologies,
     6.70%, 5/01/2001              300,000      303,006
                                            -----------
                                                942,171
                                            -----------

ELECTRIC - 6.78%
   Florida Power & Light,
     Callable 7/17/1998,
     7.875%, 12/01/2012            300,000      312,499
   Interstate Power Company,
     Callable 7/31/1998,
     8.625%, 9/15/2021              50,000       53,450
   Old Domin Electric,
     Callable 12/01/2003,
     7.48%, 12/01/2013             325,000      350,444
                                            -----------
                                                716,393
                                            -----------

ENERGY - 0.50%
   Southwest Gas Corporation,
     7.50%, 8/01/2006               50,000       53,255
                                            -----------

FINANCIAL SERVICES - 21.98%
   American General Finance,
     6.875%, 1/15/2000             100,000      101,376
   Associates Corp N.A.,
     6.25%, 9/15/2000              150,000      151,040
   Bay Apartment Communities,
     6.25%, 1/15/2003              150,000      148,792
   Banc One Corporation,
     7.00%, 7/15/2005              150,000      156,821
   Block Financial Corporation,
     6.75%, 11/01/2004             300,000      308,188
   Camden Property Trust,
     7.00%, 11/15/2006             300,000      306,038

--------------------------------------------------------------------------------
CORPORATE BONDS                  PRINCIPAL        VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES - (CONTINUED)
   Morgan Stanley Group,
     6.875%, 3/01/2007           $ 335,000   $  346,726
   Sears Roebuck Acceptance
     Corporation,
     6.00%, 3/20/2003              300,000      299,705
   State Street Boston Corporation,
     5.95%, 9/15/2003              250,000      249,348
   Wilmington Trust Corporation,
     6.625%, 5/01/2008             250,000      255,931
                                            -----------
                                              2,323,965
                                            -----------

FOOD, TOBACCO & OTHER - 2.94%
   Phlip Morris Companies Inc.,
     7.50%, 1/15/2002              300,000      311,206
                                            -----------

HEAVY INDUSTRY/TRANSPORTATION - 3.00%
   Union Pacific Railroad
     Corporation, Callable 7/31/1998,
     8.50%, 1/15/2017              300,000      316,626
                                            -----------

MANUFACTURING - 1.44%
   Thomas & Betts Corporation,
     6.50%, 1/15/2006              150,000      152,793
                                            -----------

RETAIL - 4.12%
   Tandy Corporation,
     6.95%, 9/01/2007              325,000      338,043
   Toys R Us, Callable 7/31/1998,
     8.25%, 2/01/2017               91,000       98,058
                                            -----------
                                                436,101
                                            -----------

TECHNOLOGY - 1.72%
   Oracle Corporation,
     6.91%, 2/15/2007              175,000      181,466
                                            -----------

TELECOMMUNICATIONS - 4.58%
   GTE Hawaiian Telephone
     7.375%, 9/01/2006             150,000      159,947
   Worldcom, Inc.
     7.75%, 4/01/2007              300,000      324,595
                                            -----------
                                                484,542
                                            -----------

--------------------------------------------------------------------------------
CORPORATE BONDS                  PRINCIPAL        VALUE
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
   (cost $6,209,328)                        $ 6,242,340
                                            -----------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 35.51%
--------------------------------------------------------------------------------
   U.S. Treasury Notes:
     5.625%, 10/31/1999          $ 200,000      200,250
     7.875%, 11/15/1999            200,000      206,125
     6.00%, 08/15/2000             900,000      908,719
     5.625%, 02/28/2001          1,000,000    1,002,813
     6.50%, 05/31/2002           1,000,000    1,033,438
     5.75%, 11/30/2002             400,000      403,375
                                            -----------

TOTAL U.S. TREASURY OBLIGATIONS
   (costs $3,748,441)                         3,754,720
                                            -----------

--------------------------------------------------------------------------------
CASH EQUIVALENT - 2.80%          PRINCIPAL        VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.80%
    Firstar Bank, 3.75%, dated
     6/30/1998, due 7/01/1998, to
     be repurchased at $296,000,
     collateralized by $296,031
     U.S. Treasury Note, 7.875%,
     8/15/2001
     (cost $296,000)              $296,000  $   296,000
                                            -----------


TOTAL INVESTMENTS - 97.34%
   (cost $10,253,769)                        10,293,060
                                            -----------

Other assets in excess of
  liabilities - 2.66%                           280,973
                                            -----------
Total net assets - 100.00%                  $10,574,033
                                            ===========


See notes to the financial statements.

                             LKCM INTERNATIONAL FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCK - 91.76%               SHARES        VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS - 1.56%
   BioChem Pharma Inc.#             31,602   $  837,447
   CliniChem Development, Inc.#        770        4,428
                                            -----------
TOTAL CANADA                                    841,875
                                            -----------
--------------------------------------------------------------------------------
DENMARK - 2.33%
--------------------------------------------------------------------------------
TELECOMMUNICATION - 2.33%
   Tele Danmark A/S                 13,019    1,249,458
                                            -----------
TOTAL DENMARK                                 1,249,458
                                            -----------
--------------------------------------------------------------------------------
FRANCE - 25.97%
--------------------------------------------------------------------------------
CONSUMER & COMMERCIAL SERVICES - 6.58%
   Essilor International SA          5,047    2,134,488
   Vivendi                           6,508    1,389,644
                                            -----------
                                              3,524,132
                                            -----------

ENERGY - 2.18%
   Primagaz Cie                     13,313    1,169,231
                                            -----------

FOOD, TOBACCO & OTHER - 3.99%
   Casino Guichard-Perrachon SA     11,235      897,160
   Sodexho Alliance                  6,553    1,238,843
                                            -----------
                                              2,136,003
                                            -----------

HEALTH - 2.89%
   Sanofi SA                        13,148    1,546,177
                                            -----------

MANUFACTURING - 5.15%
   Lafarge SA                        4,712      487,097
   Societe BIC SA                   31,931    2,270,967
                                            -----------
                                              2,758,064
                                            -----------

MISCELLANEOUS - 1.39%
   Suez Lyonnaise des Eaux           4,517      743,366
                                            -----------

PUBLISHING & BROADCASTING - 1.02%
   Havas SA                          6,449      547,192
                                            -----------

TECHNOLOGY - 2.77%
   Cap Gemini SA                     9,463    1,486,902
                                            -----------
TOTAL FRANCE                                 13,911,067
                                            -----------
--------------------------------------------------------------------------------
COMMON STOCK - 91.76%               SHARES        VALUE
--------------------------------------------------------------------------------
GERMANY - 6.22%
--------------------------------------------------------------------------------
CHEMICALS - 2.02%
   Hoechst                          21,515  $ 1,081,689
                                            -----------

CONSUMER & COMMERCIAL SERVICES - 1.31%
   Berliner Kraft-und Licht         16,492      703,524
                                            -----------

FINANCIAL SERVICES - 0.60%
   BHF-Bank AG                       8,450      321,609
                                            -----------

MANUFACTURING - 2.29%
   Mannesmann AG                    11,930    1,226,024
                                            -----------
TOTAL GERMANY                                 3,332,846
                                            -----------
--------------------------------------------------------------------------------
ITALY - 15.25%
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 4.34%
   Banca Intesa SpA                161,325      902,578
   Credito Italiano                 89,499      468,503
   Instituto Bancario San Paolo
     di Torino                      65,850      950,214
                                            -----------
                                              2,321,295
                                            -----------

FOOD, TOBACCO & OTHER - 3.68%
   La Rinascente SpA               191,380    1,905,671
   La Rinascente SpA - RNC          13,417       66,951
                                            -----------
                                              1,972,622
                                            -----------

PUBLISHING-PERIODICALS - 0.78%
   Seat SpA#                       618,684      417,665
                                            -----------

TELECOMMUNICATION - 4.92%
   Telecom Italia SpA              283,876    2,089,684
   Telecom Italia Mobile SpA        89,362      546,463
                                            -----------
                                              2,636,147
                                            -----------

UTILITIES - 1.53%
   Italgas                         201,441      820,474
                                            -----------
TOTAL ITALY                                   8,168,203
                                            -----------

--------------------------------------------------------------------------------
COMMON STOCK - 91.76%               SHARES        VALUE
--------------------------------------------------------------------------------
JAPAN - 2.52%
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 0.69%
   Nikko Securities Co., Ltd.       30,000   $  124,293
   Nomura Securities Co., Ltd.      21,000      244,371
                                            -----------
                                                368,664
                                            -----------

MANUFACTURING - 0.14%
   Pioneer Electronic Corporation    4,000       76,377
                                            -----------

PRINTING - 0.44%
   Toppan Forms Co., Ltd.           18,000      235,011
                                            -----------

TECHNOLOGY - 0.48%
   Hitachi Software Engineering
     Co., Ltd.                       9,700      257,204
                                            -----------

TELECOMMUNICATION - 0.10%
   Nippon Television Network
     Corporation                       180       52,138
                                            -----------

TOYS - 0.67%
   Nintendo Co., Ltd.                3,900      361,098
                                            -----------
TOTAL JAPAN                                   1,350,492
                                            -----------
--------------------------------------------------------------------------------
NETHERLANDS - 8.16%
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 6.25%
   Aegon N.V.                       15,374    1,337,709
   ING Groep N.V.                   30,688    2,009,437
                                            -----------
                                              3,347,146
                                            -----------

BEVERAGES - 1.91%
   Heineken N.V.                    26,074    1,024,132
                                            -----------
TOTAL NETHERLANDS                             4,371,278
                                            -----------
--------------------------------------------------------------------------------
NORWAY - 1.10%
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 1.10%
   Storebrand ASA#                  66,514      589,422
                                            -----------
TOTAL NORWAY                                    589,422
                                            -----------

--------------------------------------------------------------------------------
COMMON STOCK                        SHARES        VALUE
--------------------------------------------------------------------------------
PORTUGAL - 0.18%
--------------------------------------------------------------------------------
ELECTRICAL POWER - 0.18%
   Electricidade de Portugal, S.A.   4,028  $    93,635
                                            -----------
TOTAL PORTUGAL                                   93,635
                                            -----------
--------------------------------------------------------------------------------
SWEDEN - 1.54%
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 1.50%
   Investor AB                      14,119      824,130
                                            -----------
TOTAL SWEDEN                                    824,130
                                            -----------
--------------------------------------------------------------------------------
SWITZERLAND - 7.72%
--------------------------------------------------------------------------------
BASIC RESOURCES - 3.15%
   Holderbank Financiere Glarus AG   1,324    1,684,665
                                            -----------

FINANCIAL SERVICES - 1.62%
   Union Bank of Switzerland         2,330      866,370
                                            -----------

FOOD, TOBACCO & OTHER - 2.95%
   Nestle SA                           740    1,583,611
                                            -----------
TOTAL SWITZERLAND                             4,134,646
                                            -----------
--------------------------------------------------------------------------------
UNITED KINGDOM - 19.21%
--------------------------------------------------------------------------------
AEROSPACE - 2.43%
   British Aerospace plc            90,818      695,522
   Rolls Royce plc                 146,411      604,609
                                            -----------
                                              1,300,131
                                            -----------

BEVERAGE & PERSONAL PRODUCTS - 3.95%
   Diageo plc                      113,303    1,342,226
   Unilever plc                     72,876      775,767
                                            -----------
                                              2,117,993
                                            -----------

ENERGY - 1.67%
   Burmah Castrol plc               50,041      893,379
                                            -----------

FOOD, TOBACCO & OTHER - 3.85%
   Cadbury Schweppes plc           103,760    1,605,720
   PIC International Group plc     121,264      457,263
                                            -----------
                                              2,062,983
                                            -----------
--------------------------------------------------------------------------------
COMMON STOCK                        SHARES        VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM - (CONTINUED)
--------------------------------------------------------------------------------

HEALTH - 1.29%
   Scotia Holdings plc#            127,370  $   688,554
                                            -----------

INSURANCE - 1.72%
   Britannic Assurance plc          48,790      923,959
                                            -----------

RETAIL - 3.24%
   Boots Company plc                24,588      407,379
   Kingfisher plc                   39,509      636,135
   Signet Group plc#               960,571      689,166
                                            -----------
                                              1,732,680
                                            -----------

TRANSPORTATION - 1.06%
   Railtrack Group plc              23,242      569,667
                                            -----------
TOTAL UNITED KINGDOM                         10,289,346
                                            -----------

TOTAL COMMON STOCK
   (cost $47,958,855)                        49,156,398
                                            ===========
--------------------------------------------------------------------------------
PREFERRED STOCK - 4.79%
--------------------------------------------------------------------------------
GERMANY - 2.52%
--------------------------------------------------------------------------------
TECHNOLOGY - 2.52%
    SAP AG                           1,990    1,350,528
                                            -----------

TOTAL GERMANY                                 1,350,528
                                            -----------
--------------------------------------------------------------------------------
ITALY - 2.27%
--------------------------------------------------------------------------------
CONSUMER & COMMERCIAL SERVICES - 2.27%
   IFI Istituto Finanziario         58,320    1,218,862
                                            -----------

TOTAL ITALY                                   1,218,862
                                            -----------


TOTAL PREFERRED STOCK
   (cost $2,366,893)                          2,569,390
                                            -----------
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 5.56%                        VALUE
--------------------------------------------------------------------------------
Chase United States, 4.5468%
    (cost $2,976,264)                       $ 2,976,264
                                            -----------


TOTAL INVESTMENTS - 102.11%
   (cost $53,302,012)                        54,702,052
                                            -----------

Liabilities in excess of
  other assets - (2.11)%                     (1,129,583)
                                            -----------
Total net assets - 100.00%                  $53,572,469
                                            ===========

# - Non-income producing security.

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 1998 (UNAUDITED)
                                               LKCM                           LKCM           LKCM           LKCM
                                             SMALL CAP        LKCM          BALANCED     FIXED INCOME   INTERNATIONAL
                                            EQUITY FUND    EQUITY FUND        FUND           FUND           FUND
ASSETS:
Investments, at value* ..................   $284,871,035   $ 40,786,438   $  1,462,694   $ 10,293,060   $ 54,702,052
Cash ....................................            119            486         26,500            632              0
Foreign currency ** .....................              0              0              0              0      2,245,607
Dividends and interest receivable .......        235,064         27,466          9,507        161,723        122,336
Receivable from Advisor .................              0              0         24,554          7,761              0
Receivable for investments sold .........        562,893              0              0              0     30,385,009
Receivable for Fund shares sold .........              0              0              0        130,000         60,000
Organizational expenses,
  net of accumulated amortization .......         11,101              0         14,671         14,671         26,079
Prepaid expenses ........................         29,612          7,544            633          1,406          6,059
                                            ------------   ------------   ------------   ------------   ------------
  Total assets ..........................    285,709,824     40,821,934      1,538,559     10,609,253     87,547,142
                                            ------------   ------------   ------------   ------------   ------------

LIABILITIES:
Payable for foreign
  currency contracts ....................              0              0              0              0     29,653,150
Bank overdraft ..........................              0              0              0              0      1,163,663
Payable for investments purchased .......        804,685              0              0              0      2,978,466
Payable for investment advisory fees ....        551,625         47,548              0              0        128,054
Payable for Fund shares repurchased .....              0              0              0              0         16,536
Accrued expenses and other liabilities ..        102,552         35,818         22,577         35,220         34,804
                                            ------------   ------------   ------------   ------------   ------------
   Total liabilities ....................      1,458,862         83,366         22,577         35,220     33,974,673
                                            ------------   ------------   ------------   ------------   ------------
NET ASSETS ..............................   $284,250,962   $ 40,738,568   $  1,515,982   $ 10,574,033   $ 53,572,469
                                            ============   ============   ============   ============   ============
NET ASSETS CONSIST OF:
Paid in capital .........................   $213,334,912   $ 26,919,479   $  1,442,834   $ 10,531,787   $ 52,882,411
Undistributed net investment income .....        318,948        109,741             57          1,533        265,588
Undistributed net realized gain
  (loss) on securities and foreign
  currency transactions .................     13,394,170      2,962,403          2,521          1,422       (993,745)
Net unrealized appreciation of
  securities and foreign
  currency transactions .................     57,202,932     10,746,945         70,570         39,291      1,418,215
                                            ------------   ------------   ------------   ------------   ------------
NET ASSETS ..............................   $284,250,962   $ 40,738,568   $  1,515,982   $ 10,574,033   $ 53,572,469
                                            ============   ============   ============   ============   ============
Shares of beneficial interest
  outstanding (unlimited shares
  of no par  value authorized) ..........     16,295,165      2,761,150        143,296      1,046,283      4,906,849
Net asset value per share
  (offering and redemption price) .......   $      17.44   $      14.75   $      10.58   $      10.11   $      10.92
                                            ============   ============   ============   ============   ============

* Cost of Investment.....................   $227,668,103   $ 30,039,493   $  1,392,124   $ 10,253,769   $ 53,302,012
                                            ============   ============   ============   ============   ============
** Cost of Foreign Currency..............   $          0   $          0   $          0   $          0   $  2,242,107
                                            ============   ============   ============   ============   ============


See notes to the financial statements.

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
                                                       LKCM                          LKCM             LKCM           LKCM
                                                    SMALL CAP          LKCM         BALANCED      FIXED INCOME   INTERNATIONAL
                                                   EQUITY FUND     EQUITY FUND        FUND            FUND           FUND
INVESTMENT INCOME:
Dividend income* ..............................   $    993,505    $    209,834    $      5,850    $          0    $    311,335
Interest ......................................        596,112          67,932          12,405         210,364         101,891
                                                  ------------    ------------    ------------    ------------    ------------
  Total income ................................      1,589,617         277,766          18,255         210,364         413,226
                                                  ------------    ------------    ------------    ------------    ------------

EXPENSES:
Investment advisory fees ......................      1,071,025         147,728           3,892          17,622         125,461
Administrative fees ...........................         75,084          14,858           7,968           7,968          13,990
Custody fees and expenses .....................         27,587          10,253           4,268           3,224           5,312
Accounting and transfer
  agent fees and expenses .....................         43,270          23,324          17,549          18,024          20,204
Federal and state registration ................         21,263           9,975             476           1,896           1,804
Professional fees .............................         15,925           6,057           3,944           3,725           5,070
Trustees' fees ................................          2,900           1,810               0               0               0
Amortization of deferred charges ..............          5,332               0           1,625           1,625           2,916
Reports to shareholders .......................          4,646           3,078             476             476             710
Other .........................................         10,636           3,341             335           1,027           1,489
                                                  ------------    ------------    ------------    ------------    ------------
   Total expenses .............................      1,277,668         220,424          40,533          55,587         176,956
   Less, expense reimbursement ................              0         (52,798)        (35,742)        (32,679)        (26,402)
                                                  ------------    ------------    ------------    ------------    ------------
   Net expenses ...............................      1,277,668         167,626           4,791          22,908         150,554
                                                  ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME .........................        311,949         110,140          13,464         187,456         262,672
                                                  ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on investments
  and foreign currency transactions ...........     12,672,261       2,344,601           2,521           1,422        (993,745)
Net change in unrealized
  appreciation of securities and
  foreign currency transactions ...............     (4,070,443)      2,372,645          70,570          39,291       1,418,215
                                                  ------------    ------------    ------------    ------------    ------------
NET GAIN ON INVESTMENTS .......................      8,601,818       4,717,246          73,091          40,713         424,470
                                                  ------------    ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................   $  8,913,767    $  4,827,386    $     86,555    $    228,169    $    687,142
                                                  ============    ============    ============    ============    ============

* Net of Foreign Taxes Withheld ...............   $          0    $        790    $         68    $          0    $    109,746
                                                  ============    ============    ============    ============    ============


See notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                                                                 LKCM
                                                         SMALL CAP EQUITY FUND                      LKCM EQUITY FUND
                                                 Six months ended                        Six months ended
                                                    June 30, 1998          Year ended       June 30, 1998          Year ended
                                                       (Unaudited)  December 31, 1997          (Unaudited)  December 31, 1997
                                                    -------------       -------------       -------------       -------------
OPERATIONS:
Net investment income ..........................    $     311,949       $     537,200       $     110,140       $     365,363
Net realized gain (loss) on investments
  and foreign currency transactions ............       12,672,261          20,905,657           2,344,601           2,403,120
Net change in unrealized appreciation of
  securities and foreign currency
  transactions .................................       (4,070,443)         27,753,447           2,372,645           5,155,823
                                                    -------------       -------------       -------------       -------------
    Net increase in net assets
      resulting from operations ................        8,913,767          49,196,304           4,827,386           7,924,306
                                                    -------------       -------------       -------------       -------------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
Net investment income ..........................                0            (923,766)                  0            (815,908)
Net realized gain on investments ...............                0         (36,263,585)                  0          (3,031,073)
                                                    -------------       -------------       -------------       -------------
    Total dividends and distributions ..........                0         (37,187,351)                  0          (3,846,981)
                                                    -------------       -------------       -------------       -------------

FUND SHARE TRANSACTIONS:
Net proceeds from shares sold ..................       15,000,100          42,633,318           3,621,819          21,410,408
Shares issued in connection with payment
  of dividends and distributions ...............                0          35,233,556                   0           2,945,834
Cost of shares redeemed ........................      (14,450,182)        (14,176,437)        (20,102,411)        (10,649,681)
                                                    -------------       -------------       -------------       -------------
    Net increase (decrease) in net asset
      from Fund share transactions .............          549,918          63,690,437         (16,480,592)         13,706,561
                                                    -------------       -------------       -------------       -------------
Total increase (decrease) ......................        9,463,685          75,699,390         (11,653,206)         17,783,886

NET ASSETS:
Beginning of period ............................      274,787,277         199,087,887          52,391,774          34,607,888
                                                    -------------       -------------       -------------       -------------
End of period* .................................    $ 284,250,962       $ 274,787,277       $  40,738,568       $  52,391,774
                                                    =============       =============       =============       =============

*Including undistributed net
  investment income of: ........................    $     318,948       $           0       $     109,741       $           0
                                                    =============       =============       =============       =============

CHANGES IN SHARES OUTSTANDING:
Shares sold ....................................          852,831           2,573,250             258,334           1,614,397
Shares issued in connection with payment
  of dividends and distributions ...............                0           2,228,307                   0             240,087
Shares redeemed ................................         (827,921)           (820,506)         (1,473,376)           (836,931)
                                                    -------------       -------------       -------------       -------------
Net increase (decrease) ........................           24,910           3,981,051          (1,215,042)          1,017,553
                                                    =============       =============       =============       =============

See notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                                                                      LKCM               LKCM                LKCM
                                                                    BALANCED         FIXED INCOME        INTERNATIONAL
                                                                      FUND               FUND                FUND

                                                                Six months ended   Six months ended     Six months ended
                                                                June 30, 1998(1)    June 30, 1998(1)    June 30, 1998(1)
                                                                   (Unaudited)        (Unaudited)          (Unaudited)
                                                                  ------------        ------------        ------------
OPERATIONS:
Net investment income .........................................   $     13,464        $    187,456        $    262,672
Net realized gain (loss) on investments and
  foreign currency transactions ...............................          2,521               1,422            (993,745)
Net change in unrealized appreciation of
  securities and foreign currency transactions ................         70,570              39,291           1,418,215
                                                                  ------------        ------------        ------------
    Net increase in net assets resulting from operations ......         86,555             228,169             687,142
                                                                  ------------        ------------        ------------

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income .........................................        (15,032)           (187,549)                  0
Net realized gain on investments ..............................              0                   0                   0
                                                                  ------------        ------------        ------------
    Total dividends and distributions .........................        (15,032)           (187,549)                  0
                                                                  ------------        ------------        ------------

FUND SHARE TRANSACTIONS:
Net proceeds from shares sold .................................      1,429,817          10,345,854          53,724,840
Shares issued in connection with payment
  of dividends and distributions ..............................         15,032             187,549                   0
Capital contributions .........................................              0                   0                   0
Cost of shares redeemed .......................................           (400)                  0            (839,523)
                                                                  ------------        ------------        ------------
    Net increase in net asset from Fund share transactions ....      1,444,449          10,533,403          52,885,317
                                                                  ------------        ------------        ------------
Total increase ................................................      1,515,972          10,574,023          53,572,459

NET ASSETS:
Beginning of period ...........................................             10                  10                  10
                                                                  ------------        ------------        ------------
End of period* ................................................   $  1,515,982        $ 10,574,033        $ 53,572,469
                                                                  ============        ============        ============

*Including undistributed net investment income of: ............   $         57        $      1,533        $    265,588
                                                                  ============        ============        ============

CHANGES IN SHARES OUTSTANDING:
Shares sold ...................................................        141,916           1,016,712           4,984,038
Shares issued in connection with payment
  of dividends and distributions ..............................          1,417              29,570                   0
Shares redeemed ...............................................            (38)                  0             (77,190)
                                                                  ------------        ------------        ------------
Net increase ..................................................        143,295           1,046,282           4,906,848
                                                                  ============        ============        ============


(1) The Funds commenced operations on December 30, 1997. At December 31, 1997 the Funds had no operations other than those relating to organizational matters.

See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS
           SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING
                                                              LKCM SMALL CAP EQUITY FUND

                                   Six months ended
                                      June 30, 1998           Year ended          Year ended     May 1, 1995 to   July 14, 1994(1)to
                                         (Unaudited)   December 31, 1997   December 31, 1996  December 31, 1995      April 30, 1995
NET ASSET VALUE --
  BEGINNING OF PERIOD............           $16.89                $16.20              $13.84             $11.48          $10.00
                                            ------                ------              ------             ------          ------
Net investment income............             0.02                  0.02                0.05               0.03            0.04
Net realized gain (loss) and unrealized
  appreciation (depreciation)....             0.53                  3.38                3.26               2.33            1.44
                                            ------                ------              ------             ------          ------
    Total from investment
      operations.................             0.55                  3.40                3.31               2.36            1.48
                                            ------                ------              ------             ------          ------
Dividends from net investment
  income.........................               --                 (0.07)              (0.07)                --              --
Distributions from net realized gain
  from investment transactions...               --                 (2.64)              (0.88)                --              --
                                            ------                ------              ------             ------          ------
    Total distributions..........               --                 (2.71)              (0.95)                --              --
                                            ------                ------              ------             ------          ------
NET ASSET VALUE-- END OF PERIOD..           $17.44                $16.89              $16.20             $13.84          $11.48
                                            ======                ======              ======             ======          ======
TOTAL RETURN.....................             3.26%(3)             23.07%              25.67%             20.56%(3)       14.80%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $284,251              $274,787            $199,088           $121,430         $66,736
Ratio of expenses to average net
  assets.........................             0.89%(2)              0.95%               1.00%              1.00%(2)        1.00%(2)
Ratio of net investment income to
  average net assets.............             0.22%(2)              0.22%               0.39%              0.53%(2)        1.15%(2)
Portfolio turnover rate..........               15%(3)                34%                 66%                57%             53%

(1) Commencement of Operations
(2) Annualized
(3) Not Annualized

See notes to the financial statements.

                                                                                   LKCM EQUITY FUND
                                                                       Six  months                     Period from
                                                                             ended                      January 3,
                                                                           June 30,      Year ended     1996(1) to
                                                                              1998     December 31,   December 31,
                                                                        (Unaudited)            1997           1996
NET ASSET VALUE-- BEGINNING OF PERIOD............................           $13.18          $11.70          $10.00
                                                                            ------          ------          ------

Net investment income............................................              .04            0.10            0.15
Net realized gain (loss) and unrealized
  appreciation (depreciation)....................................             1.53            2.52            1.55
                                                                            ------          ------          ------
    Total from investment operations.............................             1.57            2.62            1.70
                                                                            ------          ------          ------

Dividends from net investment income.............................               --           (0.25)             --
Distributions from net realized gain from investment transactions               --           (0.89)             --
                                                                            ------          ------          ------
    Total distributions..........................................               --           (1.14)             --
                                                                            ------          ------          ------

NET ASSET VALUE-- END OF PERIOD..................................           $14.75          $13.18          $11.70
                                                                            ======          ======          ======
TOTAL RETURN.....................................................            11.91%(3)       23.57%          17.00%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)............................          $40,739         $52,392         $34,608
Ratio of expenses to average net assets
  Before expense reimbursement...................................             1.05%(2)        1.16%           1.32%(2)
  After expense reimbursement....................................             0.80%(2)        0.80%           0.80%(2)
Ratio of net investment income to average net assets
  Before expense reimbursement...................................             0.27%(2)        0.57%           0.98%(2)
  After expense reimbursement....................................             0.52%(2)        0.93%           1.50%(2)
Portfolio turnover rate..........................................               15%(3)          48%             79%

(1) Commencement of Operations
(2) Annualized
(3) Not Annualized

See notes to the financial statements.

                                                                         LKCM             LKCM                 LKCM
                                                                       BALANCED       FIXED INCOME         INTERNATIONAL
                                                                         FUND             FUND                 FUND
                                                                 Six months ended    Six months ended    Six months ended
                                                                    June 30, 1998(1)    June 30, 1998(1)    June 30, 1998(1)
                                                                       (Unaudited)         (Unaudited)         (Unaudited)
NET ASSET VALUE--BEGINNING OF PERIOD............................            $10.00          $10.00          $10.00
                                                                            ------          ------          ------
Net investment income............................................             0.11            0.20            0.05
Net realized gain (loss) and unrealized
  appreciation (depreciation)....................................             0.58            0.11            0.87
                                                                            ------          ------          ------
    Total from investment operations.............................             0.69            0.31            0.92
                                                                            ------          ------          ------

Dividends from net investment income.............................            (0.11)          (0.20)             --
                                                                            ------          ------          ------
    Total distributions..........................................            (0.11)          (0.20)             --
                                                                            ------          ------          ------

NET ASSET VALUE-- END OF PERIOD..................................           $10.58          $10.11          $10.92
                                                                            ======          ======          ======
TOTAL RETURN(3)..................................................             6.94%           3.08%           9.20%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)............................           $1,516         $10,574         $53,572
Ratio of expenses to average net assets
  Before expense reimbursement(2)................................             6.79%           1.58%           1.41%
  After expense reimbursement(2).................................             0.80%           0.65%           1.20%
Ratio of net investment income to average net assets:
  Before expense reimbursement(2)................................            (3.73)%          4.40%           1.88%
  After expense reimbursement(2).................................             2.26%           5.33%           2.09%
Portfolio turnover rate(3).......................................               13%             64%             69%

(1) The Funds commenced operations on December 30, 1997. At December 31, 1997 the Funds had no operations other than those relating to organizational matters.
(2) Annualized
(3) Not Annualized

See Notes to the Financial Statements.

LKCM Funds
Notes to the Financial Statements (Unaudited)
A. ACCOUNTING POLICIES. LKCM Funds (the "Trust") is registered under the Investment Company Act as a diversified open-end, management company. The Trust was organized as a Delaware business trust on February 10, 1994 and consists of five series of shares comprising the LKCM Small Cap Equity Fund, the LKCM Equity Fund, the LKCM Balanced Fund, the LKCM Fixed Income Fund and the LKCM International Fund (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. Investment operations of the Funds began on July 14, 1994 (the LKCM Small Cap Equity Fund), January 3, 1996 (the LKCM Equity Fund), and December 30, 1997 (the LKCM Balanced Fund, the LKCM Fixed Income Fund and the LKCM International Fund). The LKCM Small Cap Equity Fund seeks to maximize capital appreciation. The LKCM Equity Fund seeks to maximize long-term capital appreciation. The LKCM Balanced Fund seeks to provide investors with current income and capital appreciation. The LKCM Fixed Income Fund seeks to provide investors with current income. The LKCM International Fund seeks to provide investors with a total return in excess of the EAFE Index. The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements.

    1. SECURITY VALUATION: Securities listed on a U.S. securities exchange or the Nasdaq Stock Market for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price available before the time when assets are valued. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    3. REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with broker-dealers or banks that meet the credit guidelines established by the Board of Trustees. In connection with transactions in repurchase agreements, it is the Fund's policy that the custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

    4. DISTRIBUTIONS TO SHAREHOLDERS: The Small Cap Equity, Equity and International Funds intend to pay dividends and net capital gains distributions, if any, on an annual basis. The Balanced and Fixed Income Funds intend to pay dividends on a quarterly basis and net capital gain distributions, if any, on an annual basis.

    5. FOREIGN SECURITIES: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

    6. FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade date and settlement date differences.

    7. FORWARD CURRENCY EXCHANGE CONTRACTS: The LKCM International Fund utilizes forward currency exchange contracts for the purpose of hedging foreign currency risk on unsettled trades. Under these contracts, they are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values.

    8. EXPENSE ALLOCATION: Common expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

    9. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    10. OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles required that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

B. INVESTMENT ADVISORY AND OTHER AGREEMENTS: Luther King Capital Management Corporation (the "Adviser"), serves as the investment adviser to the Funds under an Investment Advisory Agreement (the "Agreement"). The Adviser receives a fee, computed daily and payable quarterly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor entered into a Subadvisory Agreement with TT International Investment Management (the "Sub-Adviser") for the LKCMInternational Fund. Pursuant to its Subadvisory Agreement with the Adviser, the Sub-Adviser is entitled to recevice a fee from the Adviser, calculated daily and payable quarterly, at the annual rate below as applied to the LKCM International Fund's daily net assets. The Adviser has voluntarily agreed to pay operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets. For the six months ended June 30, 1998 the Adviser waived the following fees:

                                             LKCM           LKCM           LKCM          LKCM           LKCM
                                       SMALL CAP EQUITY    EQUITY        BALANCED    FIXED INCOME   INTERNATIONAL
                                             FUND           FUND           FUND          FUND           FUND
Annual Advisory Rate                         0.75%          0.70%          0.65%         0.50%         (1)(2)
Annual Cap on Expenses                       1.00%          0.80%          0.80%         0.65%          1.20%
Fees Waived                                   --           52,798         35,742        32,679         26,402

(1) The Adviser is entitled to receive a fee, calculated daily and payable quarterly, at the annual rate of 1.00% of the Fund's average daily net assets.
(2) Pursuant to its Subadvisory Agreement with the Adviser, the Sub-Adviser is entitled to receive a fee from the Advisor, calculated daily and payable quarterly, at the annual rate of 0.50%.

Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Trust. Distribution services are performed pursuant to distribution contracts with First Data Distributors, Inc., the Trust's principal underwriter, and other broker-dealers.

C. SECURITY TRANSACTIONS: Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 1998 were as follows:

                                                          PURCHASES                            SALES
                                              U.S. GOVERNMENT        OTHER       U.S. GOVERNMENT        OTHER
                                               -------------     -------------    -------------     -------------
LKCM Small Cap Equity Fund                          --            $39,144,379           --            $66,179,772
LKCM Equity Fund                                    --              5,877,950           --             23,758,720
LKCM Balanced Fund                                 127,395          1,396,332           50,199             82,595
LKCM Fixed Income Fund                           7,254,918          6,735,726        3,503,711            519,311
LKCM International Fund                             --             65,497,462           --             14,582,662

At June 30, 1998, cost and unrealized appreciation (depreciation) of investments for Federal income tax purposes were:

                                                                                                         NET
                                                   COST          APPRECIATION    (DEPRECIATION)     APPRECIATION
                                               -------------     -------------    -------------     -------------
LKCM Small Cap Equity Fund                      227,668,103       70,346,075      (13,143,143)       57,202,932
LKCM Equity Fund                                 30,039,493       11,182,223         (435,278)       10,746,945
LKCM Balanced Fund                                1,392,123          110,979          (40,408)           70,571
LKCM Fixed Income Fund                           10,254,897           50,262          (12,099)           38,163
LKCM International Fund                          53,344,086        3,483,987       (2,130,449)        1,353,538

D. OTHER: At June 30, 1998, the percentage of total shares outstanding and the number of record shareholders owning 10% or greater of the Funds were as follows:
                                                   NO. OF              %
                                                SHAREHOLDERS       OWNERSHIP
                                                -------------    -------------
LKCM Small Cap Equity Fund                            1             14.65%
LKCM Equity Fund                                      2             48.65%
LKCM Balanced Fund                                    2             63.53%
LKCM Fixed Income Fund                                1             24.26%
LKCM International Fund                               2             69.34%